Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,037,466)	$ (7,592,784)
Reconciliation of net loss to net cash used in operating activities
Stock based compensation	0	4,200,000
Preferred shares issued for services	0	300,000
Amortization of debt discount and deferred financing costs	770,134	1,683,712
Depreciation expense	299	0
Change in fair value of derivative liability	1,269,266	(1,257,473)
Common stock issued for services	165,000	1,970,900
Changes in operating assets and liabilities:
Accounts receivable, net	(2,503)	(52,761)
Inventory	(204,533)	0
Deferred cost	350,000	0
Prepaid expenses and other current assets	(435,150)	(333,809)
Accounts payable and accrued expenses	218,096	(64,383)
Due to related party	(28,929)
Deferred revenue	(550,000)	0
Other current liabilities	0	236,258
Due to affiliates	0	(4,959)
Due to officers	0	45,906
Accrued management fees and due to officers	(70,482)	0
CASH USED IN OPERATING ACTIVITIES	(1,556,268)	(869,393)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,299)	0
NET CASH USED IN INVESTING ACTIVITIES	(4,299)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on convertible loans payable	369,500	402,500
Repayments of convertible loans payable	(95,500)	0
Proceeds from sale of stock	718,113	478,940
Proceeds from common stock subscriptions	1,170,095	0
CASH PROVIDED BY FINANCING ACTIVITIES	2,162,208	881,440
Effect of exchange rate changes on cash	(24,020)	0
Net change in cash	577,621	12,047
Cash, beginning of period	12,047	0
Cash, end of period	589,668	12,047
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	28,864	0
Cash paid for taxes	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common shares issued for interest and fees	15,355	0
Reclassification of common stock subscriptions to common stock	1,504,000	0
Common shares issued for conversion of loans payable	270,000	0
Derivative liability discount	746,672	1,609,895
Derivative settled upon conversion of debt	1,972,419	0
Reclassification of equity to liability for derivatives	0	455,576
Right of use asset exchanged for lease liability	79,214	0
Common shares issued to satisfy related party liability	$ 0	$ 0